Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail)	3 Months Ended		12 Months Ended			48 Months Ended
	Dec. 31, 2026	Sep. 30, 2026	Sep. 30, 2027	Jun. 30, 2027	Dec. 31, 2026	Sep. 30, 2031	Jun. 30, 2031	Dec. 31, 2030
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		6.50%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.30%
Canada GDP growth rate [Member] | Above Q4 2025 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.30%
U.S. GDP growth rate [member] | Above Q4 2025 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			0.90%		0.30%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.70%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								3.40%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							9.60%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(27.10%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							4.20%